9. RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	$ 171,963	$ 215,851	$ 162,000
Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	157,970	172,882	150,000
Short-term employee benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	162,000	162,000	162,000
Short-term employee benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	150,000	126,724	150,000
Post- employment benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Share-based payments | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	9,963	53,851	0
Share-based payments | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	$ 7,970	$ 46,158	$ 0